NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 18,960	€ 20,862	€ 25,631
Ending balance	393	18,960	20,862
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,636	16,574	20,264
Ending balance	213	15,636	16,574
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,814	3,695	3,586
Ending balance	154	2,814	3,695
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	398	516	702
Ending balance	25	398	516
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112	77	1,079
Ending balance	0	112	77
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,235	27,769	29,441
Increase	82	215	446
Decrease	(23,390)	(505)	(178)
FX rate impact	849	1,755	(1,940)
Reclassification	0	1	0
Ending balance	6,775	29,235	27,769
GROSS VALUE | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,090	20,701	22,385
Increase	0	59	30
Decrease	(19,862)	(157)	(83)
FX rate impact	686	1,487	(1,644)
Reclassification	0		13
Ending balance	2,914	22,090	20,701
GROSS VALUE | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,916	5,787	4,806
Increase	82	27	301
Decrease	(3,092)	(144)	(69)
FX rate impact	147	234	(247)
Reclassification	58	12	996
Ending balance	3,111	5,916	5,787
GROSS VALUE | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,117	1,204	1,171
Increase	0	21	37
Decrease	(383)	(204)	0
FX rate impact	14	31	(36)
Reclassification	2	65	32
Ending balance	750	1,117	1,204
GROSS VALUE | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112	77	1,079
Increase	0	108	78
Decrease	(54)		(26)
FX rate impact	2	3	(13)
Reclassification	(60)	(76)	(1,041)
Ending balance	0	112	77
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,275)	(6,907)	(3,810)
Decrease	7,261	489	77
FX rate impact	(218)	(402)	283
Reclassification	0	0	0
Increase	(2,169)	(3,455)	(3,457)
Impairment	(983)
Ending balance	(6,383)	(10,275)	(6,907)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,454)	(4,127)	(2,121)
Decrease	5,437	151	8
FX rate impact	(154)	(308)	218
Reclassification	0		0
Increase	(1,466)	(2,170)	(2,232)
Impairment	(65)
Ending balance	(2,701)	(6,454)	(4,127)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,102)	(2,092)	(1,220)
Decrease	1,601	142	69
FX rate impact	(57)	(80)	52
Reclassification	0		0
Increase	(604)	(1,072)	(993)
Impairment	(795)
Ending balance	(2,957)	(3,102)	(2,092)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(719)	(688)	(469)
Decrease	222	196	0
FX rate impact	(6)	(14)	13
Reclassification	0		0
Increase	(99)	(213)	(232)
Impairment	(123)
Ending balance	€ (725)	€ (719)	€ (688)